Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (4,722,146)	$ (20,906,985)	$ (1,400,292)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	21,013	4,033,569	4,185,532
Amortization of intangible assets	70,112	5,833,439	7,771,842
Amortization of Operating Right of Use	166,872	138,272
(Gain)/loss on disposals of property and equipment	(1,546)		54,512
(Gain)/loss on equity investment	(1,699,870)	(724,428)	166,334
Impairment loss related to intangible asset	175,802	8,051,199
Impairment loss related to long term investment		245,598
Impairment loss related to goodwill	4,171,039
Impairment loss related to other receivable		60,998
Impairment loss related to fixed asset		5,749,384
Allowance for credit losses on accounts receivable	162,500
Changes in operating assets and liabilities:
Accounts receivables	288,262	(205,889)	(168,235)
Prepayments and other current assets	137,095	471,622	316,019
Long-term prepayments and other non-current assets			28,406
Accounts payable	(21,894)	(55,372)	(36,441)
Amounts due to a related party	(1,652)	7,939	(210,388)
Deferred revenue	(1,245,606)	(5,507,495)	(4,954,504)
Other payables	(637,546)	213,846	(542,340)
Interest payable	794,352		217,041
Taxes payable	(63,824)	130,738	(637,297)
Operating Lease Liabilities	(224,822)	(86,624)
Deferred tax liabilities	(28,241)	(8,249)	38,744
Net cash (used in) provided by operating activities	(2,660,100)	(2,558,438)	4,828,933
Cash flows from investing activities
Proceed from redemption of financial assets held for trading			5,563,030
Investment in long-term investments			(15,117,687)
Purchase of property and equipment			(512,797)
Purchase of intangible assets			(1,850,484)
Investment in financial assets held for trading
Advance for investment		(300,631)	(1,732,775)
Proceed from disposal of property and equipment and intangible assets	4,788		4,681
Cash acquired from business combination			50,427
Net cash (used in) provided by investing activities	4,788	(300,631)	(13,595,605)
Cash flows from financing activities
Proceeds from convertible bond		1,000,000
Proceeds from IPO net off IPO expenses
Proceeds from long-term borrowings			14,809,302
Net cash provided by financing activities		1,000,000	14,809,302
Effects of foreign currency translation	(510,483)	(976,270)	338,135
Net increase in cash and cash equivalents	(3,165,795)	(2,835,339)	6,380,765
Cash and cash equivalents at beginning of year	20,998,786	23,834,125	17,453,360
Cash and cash equivalents at end of year	17,832,991	20,998,786	23,834,125
Supplemental disclosures of cash flow information:
Cash paid for income taxes			1,231,826
Cash paid for interest expense		819,219
Non-cash transactions
Shares issued as consideration for acquisition			$ 4,640,000